Borrowings - Long-Term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term borrowings	$ 105,012	$ 112,368
Weighted Average Interest Rate	2.67%	2.14%
Long-term borrowings, Average Balance	$ 109,088	$ 118,973
U.S Dollar Denominated Interest Bearing, Due 2018-2083 [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 83,209
Weighted Average Interest Rate	2.31%
Long-term borrowings, Average Balance	$ 86,186
Non-U. S Dollar-Denominated Interest Bearing, Due 2023-2041 [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 6,423	$ 7,265
Weighted Average Interest Rate	0.37%	0.28%
Long-term borrowings, Average Balance	$ 7,355	$ 8,761
Floating Rate Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 89,632	$ 95,840
Weighted Average Interest Rate	2.17%	1.54%
Long-term borrowings, Average Balance	$ 93,541	$ 102,642
U.S Dollar Denominated Interest Bearing, Due 2019-2058 [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 15,114
Weighted Average Interest Rate	5.60%
Long-term borrowings, Average Balance	$ 15,266
Non-U. S Dollar Denominated Interest Bearing, Due 2034-2035 [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 266	$ 257
Weighted Average Interest Rate	2.72%	2.82%
Long-term borrowings, Average Balance	$ 281	$ 281
Fixed Rate Notes [Member]
Debt Instrument [Line Items]
Long-term borrowings	$ 15,380	$ 16,528
Weighted Average Interest Rate	5.55%	5.60%
Long-term borrowings, Average Balance	$ 15,547	$ 16,331
U.S Dollar Denominated Interest Bearing, Due 2017-2083 [Member]
Debt Instrument [Line Items]
Long-term borrowings		$ 88,575
Weighted Average Interest Rate		1.65%
Long-term borrowings, Average Balance		$ 93,881
U.S Dollar Denominated Interest Bearing, Due 2018-2058 [Member]
Debt Instrument [Line Items]
Long-term borrowings		$ 16,271
Weighted Average Interest Rate		5.65%
Long-term borrowings, Average Balance		$ 16,050